Offerings - Offering: 1	Mar. 02, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 52,988,449
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,317.70
Offering Note	None